Note 7 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Dec. 31, 2024	Dec. 31, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		2.52%
Unemployment		11.84%
HPI		(1.61%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%	2.12%
Unemployment	10.97%	10.32%
HPI	3.01%	0.89%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.48%	2.70%
Unemployment	8.78%	9.58%
HPI	5.55%	2.96%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	5.02%	2.55%
Unemployment	8.17%	8.81%
HPI	6.98%	2.11%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	6.65%	2.34%
Unemployment	7.64%	8.22%
HPI	7.96%	2.14%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	7.05%	2.13%
Unemployment	7.21%	7.67%
HPI	7.69%	1.88%
SPAIN | 2029
Macroeconomic variables [Line Items]
GDP	6.70%
Unemployment	6.96%
HPI	6.81%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		3.62%
Unemployment		2.80%
HPI		5.44%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.25%	3.79%
Unemployment	2.75%	3.11%
HPI	4.57%	4.98%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.48%	2.68%
Unemployment	3.04%	3.07%
HPI	4.85%	4.41%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.87%	2.67%
Unemployment	3.03%	3.04%
HPI	4.38%	4.14%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%	2.76%
Unemployment	2.89%	2.99%
HPI	4.82%	4.20%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.58%	2.85%
Unemployment	2.77%	2.87%
HPI	5.12%	5.09%
MEXICO | 2029
Macroeconomic variables [Line Items]
GDP	3.52%
Unemployment	2.73%
HPI	5.46%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		5.54%
Unemployment		9.31%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.25%	7.11%
Unemployment	8.79%	8.82%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	5.97%	4.33%
Unemployment	9.89%	9.86%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	8.35%	3.92%
Unemployment	9.27%	10.68%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	6.76%	3.58%
Unemployment	8.80%	10.95%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	5.88%	3.58%
Unemployment	8.81%	11.01%
TURKEY | 2029
Macroeconomic variables [Line Items]
GDP	5.51%
Unemployment	8.96%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		0.33%
Unemployment		6.85%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.12%	4.57%
Unemployment	6.59%	6.63%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.45%	4.22%
Unemployment	6.55%	6.54%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.15%	2.88%
Unemployment	6.44%	6.35%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.12%	2.72%
Unemployment	6.31%	6.32%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.70%	2.51%
Unemployment	6.20%	6.28%
PERU | 2029
Macroeconomic variables [Line Items]
GDP	3.57%
Unemployment	6.12%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		(1.82%)
Unemployment		8.05%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(3.66%)	0.42%
Unemployment	10.37%	9.46%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	7.37%	6.93%
Unemployment	8.67%	9.23%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	8.83%	3.13%
Unemployment	7.13%	8.34%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	8.54%	2.11%
Unemployment	5.92%	7.23%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	8.60%	2.13%
Unemployment	5.05%	6.11%
ARGENTINA | 2029
Macroeconomic variables [Line Items]
GDP	8.44%
Unemployment	4.50%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP		1.59%
Unemployment		10.06%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.16%	2.80%
Unemployment	10.20%	10.99%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.09%	2.59%
Unemployment	10.07%	11.27%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.68%	3.03%
Unemployment	9.72%	11.03%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.23%	3.24%
Unemployment	9.11%	10.35%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.21%	3.42%
Unemployment	8.55%	9.90%
COLOMBIA | 2029
Macroeconomic variables [Line Items]
GDP	4.22%
Unemployment	7.95%